Form N-1A Cover	Jul. 02, 2025
Prospectus [Line Items]
Document Type	485BPOS
Document Effective Date	Jul. 02, 2025
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Document Creation Date	Jul. 02, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Trading Symbol	nlft
Prospectus Date	Jul. 02, 2025